Cash and Short-term Deposits - Summary of Cash and Short-term Deposits (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at banks and on hand	£ 15,803	£ 5,344
Short-term deposits	544	19,698
Total	£ 16,347	£ 25,042	£ 50,045	£ 53,578